Organization - Additional Information (Detail) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Nov. 04, 2013 USD ($) Installment shares	Nov. 30, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 CNY (¥) shares	Dec. 31, 2015 USD ($) shares	Jun. 27, 2008	Jun. 23, 2008
Summary of Investment Holdings [Line Items]
Ordinary shares repurchased and retired	3,856,564
Ordinary shares repurchased and retired, value	$ 75,000						¥ 457,350
Proceeds from issuance of shares				¥ 0	$ 0	¥ 603,980	¥ 863,200
American Depositary Shares [Member] | IPO [Member]
Summary of Investment Holdings [Line Items]
Newly issued shares through offering			8,993,000
Proceeds from issuance of shares | $			$ 142,590
American Depositary Shares [Member] | Follow-on offering [Member]
Summary of Investment Holdings [Line Items]
Newly issued shares through offering		2,424,801
Proceeds from issuance of shares | $		$ 97,344
Class A Ordinary Shares [Member]
Summary of Investment Holdings [Line Items]
Shares converted into Class A ordinary shares from Class B ordinary shares during the period				0	0	6,964,612	0
Ordinary shares outstanding			36,347,496	51,230,242			36,347,496	51,230,242
Class A Ordinary Shares [Member] | IPO [Member]
Summary of Investment Holdings [Line Items]
Newly issued shares through offering			8,993,000
Class B Ordinary Shares [Member]
Summary of Investment Holdings [Line Items]
Ordinary shares outstanding			68,788,940	61,824,328			68,788,940	61,824,328
Advertising Services [Member]
Summary of Investment Holdings [Line Items]
Minimum years track record in principal business				2 years	2 years
Internet Content Provider Business [Member] | Maximum [Member]
Summary of Investment Holdings [Line Items]
Ownership percentage				50.00%				50.00%
VIE Structure Concentration Risk [Member] | Net Revenue [Member]
Summary of Investment Holdings [Line Items]
Concentration percentage				7.80%	7.80%	69.10%	100.00%
VIE Structure Concentration Risk [Member] | Assets, Total [Member]
Summary of Investment Holdings [Line Items]
Concentration percentage				24.10%	24.10%	37.40%
VIE Structure Concentration Risk [Member] | Liabilities, Total [Member]
Summary of Investment Holdings [Line Items]
Concentration percentage				6.20%	6.20%	15.60%
Consolidated VIEs [Member]
Summary of Investment Holdings [Line Items]
Amounts due from PRC subsidiaries				¥ 310,096		¥ 280,857		$ 47,871
Inter-company balances between VIE and WFOE and Autohome HK				¥ 275,061		¥ 274,569		$ 42,462
Exclusive technical consulting and service agreements [Member]
Summary of Investment Holdings [Line Items]
Term of agreement				30 years	30 years
Extension option in agreement term				10 years	10 years
Telstra Holdings Pty Ltd. [Member]
Summary of Investment Holdings [Line Items]
Percentage of the Company owned by Telstra				54.70%				54.70%	55.00%	100.00%
Ordinary shares purchased	2,828,147
Ordinary shares purchased, value | $	$ 55,000
Telstra Holdings Pty Ltd. [Member] | Maximum [Member]
Summary of Investment Holdings [Line Items]
Percentage of the Company owned by Telstra				51.00%				51.00%
Selling Shareholders of Cheerbright, China Topside and Norstar [Member]
Summary of Investment Holdings [Line Items]
Percentage of the Company owned by selling shareholders									45.00%
West Crest Limited [Member]
Summary of Investment Holdings [Line Items]
Number of installments to be paid in cash | Installment	2